UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.A. MacGuire & Company, LLC
Address: 381 Boston Post Road
         Darien, Connecticut
         06820           USA

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin MacGuire
Title: President and Chief Compliance Officer
Phone: 203-656-8173

Signature, Place, and Date of Signing:

   /s/ Kevin MacGuire       Darien, Connecticut             08/19/2008
------------------------  -----------------------   --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  40
Form 13F Information Table Value Total:  $146,267,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                            Title of                 Value      Shrs or                Investment       Voting Authority
Name of Issuer               Class        Cusip     (x$1000)    Prn Amt.   Shr/Prn     Discretion       Sole         None
--------------               -----        -----     --------    --------   -------     ----------       ----         ----
ALR Technologies              com       001630102          2      33,500     shr          sole          33,500            -
Abbott Laboratories           com       002824100      3,769      68,348     shr          sole          40,698       27,650
Automatic Data                com       053015103      5,355     126,325     shr          sole          70,925       55,400
Bank of New York              com       064058100        340       8,149     shr          sole           2,489        5,660
Baxter Int'l.                 com       071813109      5,481      94,800     shr          sole          47,400       47,400
Boeing Co.                    com       097023105      2,703      36,350     shr          sole          18,350       18,000
CVS Caremark                  com       126650100      6,021     148,640     shr          sole          80,940       67,700
Cadence Design                com       127387108      2,113     197,800     shr          sole          79,500      118,300
Capital One Financial         com       14040H105      3,939      80,025     shr          sole          40,975       39,050
Carnival Corp.                com       143658300      3,736      92,300     shr          sole          46,900       45,400
Comcast Corp.                 com       20030N101        464      24,000     shr          sole               -       24,000
Comcast Corp.                 com       20030N200      2,657     140,055     shr          sole          84,705       55,350
ConocoPhillips                com       20825C104        501       6,580     shr          sole           2,130        4,450
Credit Suisse                 com       H3698D419        436       8,528     shr          sole           8,528            -
Exxon Mobil                   com       30231G102     15,922     188,243     shr          sole          52,216      136,027
Factset Research              com       303075105      3,863      71,710     shr          sole          44,610       27,100
General Dynamics              com       369550108      4,930      59,130     shr          sole          36,530       22,600
General Electric              com       369604103      6,598     178,284     shr          sole          98,284       80,000
Ishares S&P 100               com       464287101        423       6,900     shr          sole               -        6,900
Ishares Oil Equip & Ser       com       464288844        246       4,000     shr          sole               -        4,000
JP Morgan Chase               com       46625H100      4,840     112,697     shr          sole          69,697       43,000
Johnson & Johnson             com       478160104        382       5,884     shr          sole           5,884            -
Lehman Bros.                  com       524908100      1,114      29,600     shr          sole          22,000        7,600
Merck & Co.                   com       589331107      3,730      98,300     shr          sole          57,600       40,700
Morgan Stanley                com       617446448      3,468      75,890     shr          sole          39,590       36,300
Nabors Industries             com       G6359F103      8,287     245,390     shr          sole         153,790       91,600
Pantry Inc                    com       698657103      1,752      83,105     shr          sole          44,205       38,900
Pepsico Inc.                  com       713448108      4,211      58,325     shr          sole          27,525       30,800
Proctor & Gamble              com       742718109      6,660      95,047     shr          sole          52,675       42,372
Royal Dutch Shell             com       780259206        229       3,315     shr          sole           3,315            -
SPDR 500 Tr.                  com       78462F103      4,264      32,310     shr          sole              10       32,300
SPDR Gold Tr.                 com       78463V107      6,238      69,000     shr          sole          35,600       33,400
SPDR Oil & Gas Tr.            com       78464A730        269       5,000     shr          sole               -        5,000
Schein, Henry                 com       806407102        287       5,000     shr          sole               -        5,000
Schlumberger, Ltd             com       806857108      8,200      94,250     shr          sole          57,550       36,700
3M Co.                        com       88579Y101      3,527      44,560     shr          sole          16,800       27,760
Tiffany & Co.                 com       886547108      4,215     100,750     shr          sole          47,350       53,400
United Technologies           com       913017109      4,731      68,750     shr          sole          38,450       30,300
Walgreen                      com       931422109      3,028      79,500     shr          sole          42,400       37,100
Williams Cos.                 com       969457100      7,335     222,400     shr          sole         122,600       99,800